Note 1 - Basis of Presentation and General Information (Detail)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Percentage of Voyage and Time Charter Revenues	10.00%	10.00%	10.00%
Pittas Family [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	44.70%
Nikolaos P [Member]
Deadweight Tonnage		34,750
Pantelis P [Member]
Deadweight Tonnage		26,354
Gregos [Member]
Deadweight Tonnage		38,691
Kuo Hsiung [Member]
Deadweight Tonnage		18,154
Twenty-Foot Equivalent Units (in Cubic Feet)		1,169
Ninos [Member]
Deadweight Tonnage		18,253
Twenty-Foot Equivalent Units (in Cubic Feet)		1,169
Irini [Member]
Deadweight Tonnage		69,734
Artemis [Member]
Deadweight Tonnage		29,693
Twenty-Foot Equivalent Units (in Cubic Feet)		2,098
Tasman Trader [Member]
Deadweight Tonnage		22,568
Twenty-Foot Equivalent Units (in Cubic Feet)		950
Aristides N.P. [Member]
Deadweight Tonnage		69,268
YM Xingang I [Member]
Deadweight Tonnage		23,596
Twenty-Foot Equivalent Units (in Cubic Feet)		1,599
Manolis P [Member]
Deadweight Tonnage		20,346
Twenty-Foot Equivalent Units (in Cubic Feet)		1,452
Clan Gladiator [Member]
Deadweight Tonnage		30,007
Twenty-Foot Equivalent Units (in Cubic Feet)		1,742
Jonathan P [Member]
Deadweight Tonnage		33,667
Twenty-Foot Equivalent Units (in Cubic Feet)		1,932
Despina P [Member]
Deadweight Tonnage		33,667
Twenty-Foot Equivalent Units (in Cubic Feet)		1,932
Tiger Bridge [Member]
Deadweight Tonnage		31,627
Twenty-Foot Equivalent Units (in Cubic Feet)		2,228
Ioanna P [Member]
Deadweight Tonnage		64,873
Maersk Noumea [Member]
Deadweight Tonnage		34,677
Twenty-Foot Equivalent Units (in Cubic Feet)		2,556
Monica P [Member]
Deadweight Tonnage		46,667
Eleni P [Member]
Deadweight Tonnage		72,119
Pantelis [Member]
Deadweight Tonnage		74,020
Aggeliki P [Member]
Deadweight Tonnage		30,306